Other Current and Non-current Assets - HMM (Details) - USD ($) $ in Thousands, shares in Millions	1 Months Ended		12 Months Ended
	May 31, 2021	Jul. 31, 2016	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 18, 2016
Schedule Of Other Assets [Line Items]
Current portion of unearned revenue			$ 111,149	$ 83,180
Non-current portion of unearned revenue			111,564	37,977
HMM
Schedule Of Other Assets [Line Items]
Shares received from charter restructuring		4.6
Accrued interest received	$ 3,000			1,100
Interest income from fair value unwinding				5,000	$ 2,100
Unearned revenue						$ 75,600
Current portion of unearned revenue			8,200	8,200
Non-current portion of unearned revenue			2,500	10,700
Loan Notes 1 HMM | HMM
Schedule Of Other Assets [Line Items]
Principal amount of unsecured notes received		$ 32,800
Proceeds received from mandatory repayment of notes	$ 19,900
Loan Notes 2 HMM | HMM
Schedule Of Other Assets [Line Items]
Principal amount of unsecured notes received		$ 6,200
Proceeds received from mandatory repayment of notes				6,100
Operating revenue | HMM
Schedule Of Other Assets [Line Items]
Recognized unearned revenue			$ 8,200	$ 8,200	$ 8,200